May 1, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attn: Division of Investment Management

Re:	Forethought Life Insurance Company (“Registrant”)
ForeStructured Growth I and ForeStructured Growth I Advisory Contracts
File No. 333-275098

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.	The Prospectus and Statement of Additional Information referenced above, that would have been filed on behalf of the Registrant, under paragraph (c) of this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

2.	The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 21, 2026.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 325-1538.

Very truly yours,

/s/ Sarah M. Patterson

Sarah M. Patterson
Managing Director, General Counsel of Individual Markets, and Assistant Secretary